INCOME TAX - Income tax provision (benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal
Current					$ 0	$ 145,000
Deferred					(24,609,000)	(18,842,000)
State
Income taxes - Note 15	$ 0	$ 0	$ 0	$ 0	0	145,000
Mudrick Capital Acquisition Corporation [Member]
Federal
Current					899,804	555,449
Deferred					(141,918)	(86,012)
State
Current					0	0
Deferred					0	0
Change in valuation allowance					141,918	86,012
Income taxes - Note 15					$ 899,804	$ 555,449